Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Putnam Focused International Equity Fund
Entity Central Index Key	0000081251
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Focused International Equity Fund
Class Name	Class A
Trading Symbol	PEQUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Focused International Equity Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$132	1.14%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class A shares of Putnam Focused International Equity Fund returned 30.95%. The Fund compares its performance to the  MSCI ACWI ex USA Index-NR and Putnam Focused International Equity Linked Benchmark†, which both returned 24.93% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in SK Square, an investment holding company with SK Hynix as its largest holding
↑	Out of benchmark position in Alphabet, a technology conglomerate
↑	Overweight position in AIB Group, a financial services company

Top detractors from performance:
↓	Overweight position in hearing care company Sonova Holding
↓	Out of benchmark position in Cogeco Communications, a telecommunications company
↓	Overweight position in Persimmon, a residential homebuilding company

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class A	30.95	10.92	8.54
Class A (with sales charge)	23.42	9.61	7.90
MSCI ACWI ex USA Index-NR	24.93	11.18	7.67
Putnam Focused International Equity Linked Benchmark†	24.93	11.11	9.61
[1]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 899,311,670
Holdings Count | $ / shares	37
Advisory Fees Paid, Amount	$ 5,445,768
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$899,311,670
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	37
Total Management Fee Paid	$5,445,768
Portfolio Turnover Rate	29%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[2]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 12, 2025, the Fund added disclosure to its principal investment strategy indicating that it may invest from time to time in credit default swaps and/or credit default swap indexes to hedge against equity market risk.
Effective February 12, 2025, the following was added at the end of the sixth paragraph of the section titled “Risks” in the Fund’s Summary Prospectus and Prospectus:
“Investments in credit default swaps or credit default swap indexes are subject to special risks, including the risk that the investment may expire worthless and only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability) and the risk that the counterparty may fail to satisfy its payment obligations to the Fund in the event of a default.”
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Investment Management, LLC (“Putnam Management”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Focused International Equity Fund
Class Name	Class C
Trading Symbol	PUGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Focused International Equity Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$218	1.90%

Expenses Paid, Amount	$ 218
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class C shares of Putnam Focused International Equity Fund returned 29.93%. The Fund compares its performance to the  MSCI ACWI ex USA Index-NR and Putnam Focused International Equity Linked Benchmark†, which both returned 24.93% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in SK Square, an investment holding company with SK Hynix as its largest holding
↑	Out of benchmark position in Alphabet, a technology conglomerate
↑	Overweight position in AIB Group, a financial services company

Top detractors from performance:
↓	Overweight position in hearing care company Sonova Holding
↓	Out of benchmark position in Cogeco Communications, a telecommunications company
↓	Overweight position in Persimmon, a residential homebuilding company

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class C	29.93	10.08	7.89
Class C (with sales charge)	28.93	10.08	7.89
MSCI ACWI ex USA Index-NR	24.93	11.18	7.67
Putnam Focused International Equity Linked Benchmark†	24.93	11.11	9.61
[3]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 899,311,670
Holdings Count | $ / shares	37
Advisory Fees Paid, Amount	$ 5,445,768
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$899,311,670
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	37
Total Management Fee Paid	$5,445,768
Portfolio Turnover Rate	29%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[4]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 12, 2025, the Fund added disclosure to its principal investment strategy indicating that it may invest from time to time in credit default swaps and/or credit default swap indexes to hedge against equity market risk.
Effective February 12, 2025, the following was added at the end of the sixth paragraph of the section titled “Risks” in the Fund’s Summary Prospectus and Prospectus:
“Investments in credit default swaps or credit default swap indexes are subject to special risks, including the risk that the investment may expire worthless and only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability) and the risk that the counterparty may fail to satisfy its payment obligations to the Fund in the event of a default.”
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Investment Management, LLC (“Putnam Management”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Focused International Equity Fund
Class Name	Class R
Trading Symbol	PGLRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Focused International Equity Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$160	1.39%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class R shares of Putnam Focused International Equity Fund returned 30.66%. The Fund compares its performance to the  MSCI ACWI ex USA Index-NR and Putnam Focused International Equity Linked Benchmark†, which both returned 24.93% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in SK Square, an investment holding company with SK Hynix as its largest holding
↑	Out of benchmark position in Alphabet, a technology conglomerate
↑	Overweight position in AIB Group, a financial services company

Top detractors from performance:
↓	Overweight position in hearing care company Sonova Holding
↓	Out of benchmark position in Cogeco Communications, a telecommunications company
↓	Overweight position in Persimmon, a residential homebuilding company

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class R	30.66	10.64	8.26
MSCI ACWI ex USA Index-NR	24.93	11.18	7.67
Putnam Focused International Equity Linked Benchmark†	24.93	11.11	9.61
[5]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 899,311,670
Holdings Count | $ / shares	37
Advisory Fees Paid, Amount	$ 5,445,768
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$899,311,670
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	37
Total Management Fee Paid	$5,445,768
Portfolio Turnover Rate	29%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[6]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 12, 2025, the Fund added disclosure to its principal investment strategy indicating that it may invest from time to time in credit default swaps and/or credit default swap indexes to hedge against equity market risk.
Effective February 12, 2025, the following was added at the end of the sixth paragraph of the section titled “Risks” in the Fund’s Summary Prospectus and Prospectus:
“Investments in credit default swaps or credit default swap indexes are subject to special risks, including the risk that the investment may expire worthless and only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability) and the risk that the counterparty may fail to satisfy its payment obligations to the Fund in the event of a default.”
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Investment Management, LLC (“Putnam Management”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Focused International Equity Fund
Class Name	Class R6
Trading Symbol	PGLEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Focused International Equity Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$90	0.78%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class R6 shares of Putnam Focused International Equity Fund returned 31.46%. The Fund compares its performance to the  MSCI ACWI ex USA Index-NR and Putnam Focused International Equity Linked Benchmark†, which both returned 24.93% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in SK Square, an investment holding company with SK Hynix as its largest holding
↑	Out of benchmark position in Alphabet, a technology conglomerate
↑	Overweight position in AIB Group, a financial services company

Top detractors from performance:
↓	Overweight position in hearing care company Sonova Holding
↓	Out of benchmark position in Cogeco Communications, a telecommunications company
↓	Overweight position in Persimmon, a residential homebuilding company

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class R6	31.46	11.33	8.95
MSCI ACWI ex USA Index-NR	24.93	11.18	7.67
Putnam Focused International Equity Linked Benchmark†	24.93	11.11	9.61
[7]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 899,311,670
Holdings Count | $ / shares	37
Advisory Fees Paid, Amount	$ 5,445,768
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$899,311,670
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	37
Total Management Fee Paid	$5,445,768
Portfolio Turnover Rate	29%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[8]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 12, 2025, the Fund added disclosure to its principal investment strategy indicating that it may invest from time to time in credit default swaps and/or credit default swap indexes to hedge against equity market risk.
Effective February 12, 2025, the following was added at the end of the sixth paragraph of the section titled “Risks” in the Fund’s Summary Prospectus and Prospectus:
“Investments in credit default swaps or credit default swap indexes are subject to special risks, including the risk that the investment may expire worthless and only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability) and the risk that the counterparty may fail to satisfy its payment obligations to the Fund in the event of a default.”
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Investment Management, LLC (“Putnam Management”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Focused International Equity Fund
Class Name	Class Y
Trading Symbol	PEQYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Focused International Equity Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$103	0.89%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class Y shares of Putnam Focused International Equity Fund returned 31.26%. The Fund compares its performance to the  MSCI ACWI ex USA Index-NR and Putnam Focused International Equity Linked Benchmark†, which both returned 24.93% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in SK Square, an investment holding company with SK Hynix as its largest holding
↑	Out of benchmark position in Alphabet, a technology conglomerate
↑	Overweight position in AIB Group, a financial services company

Top detractors from performance:
↓	Overweight position in hearing care company Sonova Holding
↓	Out of benchmark position in Cogeco Communications, a telecommunications company
↓	Overweight position in Persimmon, a residential homebuilding company

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class Y	31.26	11.19	8.81
MSCI ACWI ex USA Index-NR	24.93	11.18	7.67
Putnam Focused International Equity Linked Benchmark†	24.93	11.11	9.61
[9]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 899,311,670
Holdings Count | $ / shares	37
Advisory Fees Paid, Amount	$ 5,445,768
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$899,311,670
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	37
Total Management Fee Paid	$5,445,768
Portfolio Turnover Rate	29%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[10]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 12, 2025, the Fund added disclosure to its principal investment strategy indicating that it may invest from time to time in credit default swaps and/or credit default swap indexes to hedge against equity market risk.
Effective February 12, 2025, the following was added at the end of the sixth paragraph of the section titled “Risks” in the Fund’s Summary Prospectus and Prospectus:
“Investments in credit default swaps or credit default swap indexes are subject to special risks, including the risk that the investment may expire worthless and only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability) and the risk that the counterparty may fail to satisfy its payment obligations to the Fund in the event of a default.”
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Investment Management, LLC (“Putnam Management”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
†	The Putnam Focused International Equity Linked Benchmark represents the performance of the MSCI World Index-NR through March 31, 2021, and the performance of the MSCI ACWI ex USA Index-NR thereafter.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
†	The Putnam Focused International Equity Linked Benchmark represents the performance of the MSCI World Index-NR through March 31, 2021, and the performance of the MSCI ACWI ex USA Index-NR thereafter.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
†	The Putnam Focused International Equity Linked Benchmark represents the performance of the MSCI World Index-NR through March 31, 2021, and the performance of the MSCI ACWI ex USA Index-NR thereafter.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
†	The Putnam Focused International Equity Linked Benchmark represents the performance of the MSCI World Index-NR through March 31, 2021, and the performance of the MSCI ACWI ex USA Index-NR thereafter.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
†	The Putnam Focused International Equity Linked Benchmark represents the performance of the MSCI World Index-NR through March 31, 2021, and the performance of the MSCI ACWI ex USA Index-NR thereafter.

[10]
*	Does not include derivatives, except purchased options, if any.